Via Electronic Filing

August 1, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  	Division of Investment Management

	Re: 	CMA Money Fund
		Post-Effective Amendment No. 31 to the
		Registration Statement on Form N-1A
		(Securities Act File No. 2-59311
		Investment Company Act file No. 811-02752)

Ladies and Gentlemen:

	Pursuant to Rule 497 (j) under the Securities
                         Act of 1933, as amended (the "1933 Act"),
                               CMA Money Fund,
                         (the "Fund") hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933
       Act would not have differed from that contained in
             Post-Effective Amendment
       No. 31, the most recent amendment to the Fund's Registration Statement on Form N-1A; and
2. the text of Post-Effective Amendment No. 31 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on July 29, 2002.
Very truly yours,

CMA Money Fund


By: /s/	Philip S. Gillespie
	Secretary